Investments (Mortgage Backed Securities in an Unrealized Loss Position by Credit Rating) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value	$ 355	$ 577
Gross Unrealized Losses	(6)	(8)
AAA | Mortgage Backed Securities
Fair Value	355	543
Gross Unrealized Losses	(6)	(6)
AA | Mortgage Backed Securities
Fair Value	0	31
Gross Unrealized Losses	0	(2)
A | Mortgage Backed Securities
Fair Value	0	0
Gross Unrealized Losses	0	0
Mortgage Backed Securities | BBB
Fair Value	0	1
Gross Unrealized Losses	0	0
Non-investment Grade
Fair Value	0	2
Gross Unrealized Losses	$ 0	$ 0